Formation and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of USA Real Estate Bonds	The following table sets forth information regarding the USA Real Estate Bonds:
Number of Bonds	Bond Principal	Interest Rate	Maturity Year

0	$0	7.00%	2031
4	195,000	12.00%	2026/27

Schedule of Principal Repayment	Principal Repayment Schedule
2025	-
2026	$150,000
2027	45,000
2028	0
2029	0
Thereafter	0